Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 09, 2015
Document Effective Date	Nov. 09, 2015
Prospectus Date	Nov. 09, 2015
Shenkman Floating Rate High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SFHIX
Shenkman Floating Rate High Income Fund | Class A
Prospectus:
Trading Symbol	SFHAX
Shenkman Floating Rate High Income Fund | Class C
Prospectus:
Trading Symbol	SFHCX
Shenkman Floating Rate High Income Fund | Class F
Prospectus:
Trading Symbol	SFHFX
Shenkman Short Duration High Income Fund | Class A
Prospectus:
Trading Symbol	SCFAX
Shenkman Short Duration High Income Fund | Class C
Prospectus:
Trading Symbol	SCFCX
Shenkman Short Duration High Income Fund | Institutional Class
Prospectus:
Trading Symbol	SCFIX
Shenkman Short Duration High Income Fund | Class F
Prospectus:
Trading Symbol	SCFFX